EMPLOYEE BENEFIT LIABILITIES, NET (Schedule of Plan Assets (Liabilities), Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Defined benefit obligation	$ 4,987	$ 5,907
Fair value of plan assets	(4,200)	(4,763)
Total liabilities, net	$ 787	$ 1,144